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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Fund Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno,  NV  89501
                 -------------------------------

Form 13F File Number: 28-7408
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:
Arjen Kuyper                       Reno, Nevada        May 13, 2002
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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
                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACF Enterprises Inc            COM              00104Q107     8145   243500 SH       SOLE                   243500

Agco Corp                      COM              001084102     7284   319200 SH       SOLE                   319200

Airgas Inc                     COM              009363102     5696   283400 SH       SOLE                   283400

Anthem Inc                     COM              03674B104    10380   180300 SH       SOLE                   180300

Associated Materials Inc.      COM              045709102     8099   158800 SH       SOLE                   158800

Ball Corp                      COM              058498106     5950   126000 SH       SOLE                   126000

Boston Scientific Corp         COM              101137107    13150   524100 SH       SOLE                   524100

Brown & Brown Inc              COM              115236101    19333   615700 SH       SOLE                   615700

Cbrl Group Inc                 COM              12489V106    13409   471000 SH       SOLE                   471000

Choicepoint Inc Com            COM              170388102     6445   111900 SH       SOLE                   111900

Cognos Inc                     COM              19244C109     4510   164300 SH       SOLE                   164300

Deluxe Corp                    COM              248019101    11306   244400 SH       SOLE                   244400

Dreyers Grand Ice Cream        COM              261878102     5989   145400 SH       SOLE                   145400

Dun & Bradstreet Corp          COM              26483E100    11683   292000 SH       SOLE                   292000

Ess Technology Inc             COM              269151106    15153   730600 SH       SOLE                   730600

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Finish Line Inc  -Cl A         COM              317923100     3989   216200 SH       SOLE                   216200

Flir Systems Inc               COM              302445101     8323   174300 SH       SOLE                   174300

Freds Inc                      COM              356108100    14540   403900 SH       SOLE                   403900

Fti Consulting Inc             COM              302941109     6119   197500 SH       SOLE                   197500

Great Atlantic & Pac Tea Co    COM              390064103    13901   498600 SH       SOLE                   498600

Gtech Holdings Corp            COM              400518106     9574   196400 SH       SOLE                   196400

Hilb Rogal and Hamilton        COM              431294107     4721   151300 SH       SOLE                   151300

Hyperion Solutions Corp        COM              44914M104     6553   242600 SH       SOLE                   242600

Igen Inc                       COM              449536101    12796   337800 SH       SOLE                   337800

Invision Technologies Inc.     COM              461851107    14705   365800 SH       SOLE                   365800

Itt Industries Inc             COM              450911102    14751   234000 SH       SOLE                   234000

JD Edwards & Co.               COM              281667105     1689    93600 SH       SOLE                    93600

Michaels Stores Inc            COM              594087108    14957   395700 SH       SOLE                   395700

NetBank Inc                    COM              640933107    11881   703000 SH       SOLE                   703000

Network Associates Inc         COM              640938106    12153   502200 SH       SOLE                   502200

Nvr Inc                        COM              62944T105     6555    20775 SH       SOLE                    20775

Open Jt Stk Co-Vimpel Sponsore COM              68370R109    12360   384100 SH       SOLE                   384100

Oxford Health Plans Inc        COM              691471106     9194   220000 SH       SOLE                   220000

Pactiv Corp                    COM              695257105     5279   263700 SH       SOLE                   263700

Panera Bread Co                COM              69840W108    11997   188300 SH       SOLE                   188300

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Petsmart Inc                   COM              716768106    10691   788400 SH       SOLE                   788400

Public Storage Inc             COM              74460D109     8279   223700 SH       SOLE                   223700

Regis Corp/Mn                  COM              758932107    12883   458800 SH       SOLE                   458800

Rj Reynolds Tobacco Hldgs      COM              76182K105     5096    78700 SH       SOLE                    78700

Ross Stores Inc                COM              778296103    13524   357500 SH       SOLE                   357500

Rpm Inc Ohio Com               COM              749685103     7910   508700 SH       SOLE                   508700

Ryan's Family Stk Houses Inc   COM              783519101     6665   277700 SH       SOLE                   277700

Snap-On Inc                    COM              833034101     9541   280200 SH       SOLE                   280200

Southwall Tech                 COM              844909101      694    53400 SH       SOLE                    53400

Storage Technology Cp          COM              862111200     9226   430300 SH       SOLE                   430300

Supervalu Inc                  COM              868536103     5699   220900 SH       SOLE                   220900

Symantec Corp                  COM              871503108     5197   126100 SH       SOLE                   126100

Tricon Global Restaurants      COM              895953107    12109   206000 SH       SOLE                   206000

Vital Works Inc.               COM              928483106     2683   458700 SH       SOLE                   458700

Wendy's International Inc      COM              950590109    10767   307800 SH       SOLE                   307800

Whole Foods Market Inc         COM              966837106    15562   340600 SH       SOLE                   340600


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE